The Gabelli Multimedia Trust Inc.

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 94.5%
	DISTRIBUTION COMPANIES — 59.8%
	Broadcasting — 10.2%
10,000	Asahi Broadcasting Corp.	$69,837
66,000	CBS Corp., Cl. A, Voting	3,142,260
6,400	Chubu-Nippon Broadcasting Co. Ltd.	38,921
16,000	Cogeco Inc.	941,550
30,000	Corus Entertainment Inc., OTC, Cl. B	132,762
70,000	Corus Entertainment Inc., Toronto, Cl. B	310,098
34,000	Discovery Inc., Cl. A†	918,680
176,000	Discovery Inc., Cl. C†	4,473,920
242,199	Dish TV India Ltd., GDR	128,317
30,000	Fox Corp., Cl. A†	1,101,300
34,333	Fox Corp., Cl. B†	1,231,868
81,000	Grupo Radio Centro SAB de CV, Cl. A†	40,479
16,713	Informa plc.	161,997
375,000	ITV plc	620,783
4,550	Lagardere SCA	116,983
11,500	Liberty Broadband Corp., Cl. A†	1,053,860
31,800	Liberty Broadband Corp., Cl. C†	2,917,332
18,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	687,240
92,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,518,080
68,566	Media Prima Berhad†	8,062
63,000	MSG Networks Inc., Cl. A†	1,370,250
36,000	Nippon Television Holdings Inc.	539,204
4,650	NRJ Group	38,182
3,000	RTL Group SA.	164,898
40,000	Salem Media Group Inc.	102,200
32,000	Sinclair Broadcast Group Inc., Cl. A	1,231,360
17,000	TEGNA Inc	239,700
45,000	Television Broadcasts Ltd.	87,249
23,000	Television Francaise 1	211,821
72,000	Tokyo Broadcasting System Holdings Inc.	1,316,178
240,000	TV Azteca SA de CV	25,842

		26,941,213

	Business Services — 2.1%
6,000	Carlisle Support Sevices Group Ltd.(a)	625
42,000	Emerald Expositions Events Inc.	533,400
4,000	Fluent Inc.†	22,480
6,000	Impellam Group plc	37,901
2,000	Qumu Corp.†	4,900
17,300	S&P Global Inc.	3,642,515
45,000	Zayo Group Holdings Inc.†	1,278,900

		5,520,721

	Cable — 10.5%
50,000	Altice Europe NV, Cl. A†	131,301
31,500	AMC Networks Inc., Cl. A†	1,787,940
720	Cable One Inc.	706,594
8,000	Charter Communications Inc., Cl. A†	2,775,280

Shares		Market Value

36,500	Cogeco Communications Inc.	$2,330,909
144,000	Comcast Corp., Cl. A	5,757,120
32,931	Liberty Global plc, Cl. A†	820,641
170,177	Liberty Global plc, Cl. C†	4,119,985
26,900	MultiChoice Group Ltd.†	225,025
120,000	Rogers Communications Inc., New York, Cl. B	6,458,400
88,000	Shaw Communications Inc., New York, Cl. B	1,833,920
4,000	Telenet Group Holding NV	192,403
50,000	WideOpenWest Inc.†	455,000

		27,594,518

	Computer Software and Services — 0.3%
5,000	CyrusOne Inc., REIT	262,200
150,000	Groupon Inc.†	532,500
500	Tencent Holdings Ltd.	22,994
6,000	Zuora Inc., Cl. A†	120,180

		937,874

	Consumer Services — 2.0%
5,666	Cars.com Inc.†	129,185
10,000	H&R Block Inc.	239,400
13,200	IAC/InterActiveCorp.†	2,773,452
6,200	Liberty Expedia Holdings Inc., Cl. A†	265,360
27,000	Liberty TripAdvisor Holdings Inc., Cl. A†	383,130
94,000	Qurate Retail Inc.†	1,502,120

		5,292,647

	Diversified Industrial — 0.8%
16,000	Bouygues SA.	571,646
3,000	Fortune Brands Home & Security Inc.	142,830
23,000	Jardine Strategic Holdings Ltd.	860,890
6,000	Malaysian Resources Corp. Bhd.	1,301
50,000	Trine Acquisition Corp.†	501,000

		2,077,667

	Entertainment — 10.8%
60,000	Borussia Dortmund GmbH & Co. KGaA.	551,231
115,000	Entertainment One Ltd.	669,228
37,000	Gogo Inc.†	166,130
295,000	Grupo Televisa SAB, ADR	3,262,700
18,000	Liberty Media Corp.- Liberty Braves, Cl. A†	502,920
97,020	Liberty Media Corp.- Liberty Braves, Cl. C†	2,694,245
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	272,320
27,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	946,350
4,000	M6 Metropole Television SA	73,767
26,900	Naspers Ltd., Cl. N	6,212,220
3,700	Netflix Inc.†	1,319,272
65,073	Reading International Inc., Cl. A†	1,038,565
8,000	Reading International Inc., Cl. B†	202,000
5,000	Roku Inc.†	322,550
45,000	Sirius XM Holdings Inc	255,150

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Entertainment (Continued)
22,500	Take-Two Interactive Software Inc.†	$2,123,325
25,000	The Madison Square Garden Co., Cl. A†	7,328,250
300,000	Wow Unlimited Media Inc.†(b)	235,717
260,000	Wow Unlimited Media Inc.†	204,287

		28,380,227

	Equipment — 1.8%
12,500	American Tower Corp., REIT	2,463,250
3,600	Amphenol Corp., Cl. A	339,984
44,000	Corning Inc	1,456,400
200	Furukawa Electric Co. Ltd.	5,037
6,500	QUALCOMM Inc.	370,695

		4,635,366

	Financial Services — 2.9%
15,000	Caribbean Investment Holdings Ltd.†	2,931
35,500	Kinnevik AB, Cl. A	937,396
34,000	Kinnevik AB, Cl. B	880,600
5,000	LendingTree Inc.†	1,757,800
39,000	PayPal Holdings Inc.†	4,049,760
14,000	Waterloo Investment Holdings Ltd.†(a).	3,500

		7,631,987

	Food and Beverage — 0.3%
7,000	Davide Campari-Milano SpA	68,708
2,994	Pernod Ricard SA	537,366
2,000	Remy Cointreau SA.	266,753

		872,827

	Real Estate — 0.1%
3,000	Crown Castle International Corp., REIT	384,000
15,000	Midway Investments†(a).	98

		384,098

	Retail — 0.3%
200	Amazon.com Inc.†	356,150
5,000	Best Buy Co. Inc.	355,300
9,995	FTD Companies Inc.†	5,097
10,000	Mattel Inc.†	130,000

		846,547

	Satellite — 3.4%
1,000	Asia Satellite Telecommunications Holdings Ltd.	828
94,000	DISH Network Corp., Cl. A†	2,978,860
59,000	EchoStar Corp., Cl. A†	2,150,550
35,000	Intelsat SA†	548,100
30,000	Iridium Communications Inc.†	793,200
66,500	Loral Space & Communications Inc.†	2,397,325
250,000	PT Indosat Tbk	43,890
3,000	SKY Perfect JSAT Holdings Inc	12,452

		8,925,205

Shares		Market Value

	Telecommunications: Long Distance — 1.2%
62,000	AT&T Inc.	$1,944,320
3,094	BCE Inc., Toronto.	137,388
200,000	Sprint Corp.†	1,130,000

		3,211,708

	Telecommunications: National — 4.8%
5,000	China Telecom Corp. Ltd., ADR	280,050
5,000	China Unicom Hong Kong Ltd., ADR	64,000
61,000	Deutsche Telekom AG, ADR	1,011,685
3,000	Dycom Industries Inc.†	137,820
16,000	Elisa Oyj	721,872
3,605	Hellenic Telecommunications Organization SA	48,285
60,000	Inmarsat plc.	433,718
11,874	Liberty Latin America Ltd., Cl. A†	229,643
34,016	Liberty Latin America Ltd., Cl. C†	661,611
1,000	Magyar Telekom Telecommunications plc, ADR	8,020
2,000	Maroc Telecom	30,063
10,000	Nippon Telegraph & Telephone Corp	424,344
5,000	Oi SA, ADR.	1,950
1,799	Oi SA, Cl. C, ADR	3,382
4,000	Orange SA, ADR	65,200
22,000	PLDT Inc., ADR	476,740
6,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	164,760
6,000	Rostelecom PJSC, ADR	39,733
22,000	Swisscom AG, ADR	1,075,580
6,000	Telecom Argentina SA, ADR	87,600
340,000	Telecom Italia SpA†	211,446
50,000	Telecom Italia SpA	28,403
17,500	Telefonica Brasil SA, ADR	211,225
105,710	Telefonica SA, ADR	883,736
145,000	Telekom Austria AG	1,054,001
55,000	Telesites SAB de CV†	35,533
15,172	Telia Co. AB	68,457
2,400	Telstra Corp. Ltd., ADR	28,284
100,000	VEON Ltd., ADR	209,000
66,000	Verizon Communications Inc.	3,902,580

		12,598,721

	Telecommunications: Regional — 3.0%
61,000	CenturyLink Inc	731,390
20,000	Cincinnati Bell Inc.†	190,800
53,088	GCI Liberty Inc., Cl. A†	2,952,224
79,500	Telephone & Data Systems Inc.	2,443,035
40,000	TELUS Corp., New York.	1,481,600

		7,799,049

	Wireless Communications — 5.3%
50,000	Altice USA Inc., Cl. A	1,074,000
55,000	America Movil SAB de CV, Cl. L, ADR	785,400
95,000	Global Telecom Holding SAE†	24,833
240,000	Jasmine International PCL(a)	40,838
68,000	Millicom International Cellular SA, SDR	4,128,726

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications (Continued)
82,000	NTT DoCoMo Inc.	$1,813,796
19,000	Orascom Investment Holding, GDR†	3,230
56,000	ORBCOMM Inc.†	379,680
34,000	SK Telecom Co. Ltd., ADR	832,660
4,203	Tim Participacoes SA, ADR	63,381
43,000	T-Mobile US Inc.†	2,971,300
10,000	Turkcell Iletisim Hizmetleri A/S, ADR	53,600
30,000	United States Cellular Corp.†	1,377,300
25,000	Vodafone Group plc, ADR.	454,500

		14,003,244

	TOTAL DISTRIBUTION COMPANIES	157,653,619

	COPYRIGHT/CREATIVITY COMPANIES — 34.7%
	Business Services — 0.1%
8,000	Scientific Games Corp.†	163,360

	Business Services: Advertising — 1.8%
1,000	Boston Omaha Corp., Cl. A†	24,940
245,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,310,750
1,300	Harte-Hanks Inc.†	4,641
11,557	JCDecaux SA.	351,587
9,400	Lamar Advertising Co., Cl. A, REIT	745,044
27,000	National CineMedia Inc	190,350
15,000	Ocean Outdoor Ltd.†	118,500
1,500	Publicis Groupe SA	80,312
4,000	Ströeer SE & Co. KGaA	234,223
10,000	Telaria Inc.†	63,400
82,000	The Interpublic Group of Companies Inc.	1,722,820

		4,846,567

	Computer Hardware — 1.7%
23,400	Apple Inc.	4,444,830

	Computer Software and Services — 9.8%
36,000	Activision Blizzard Inc	1,639,080
4,000	Actua Corp.†(a)	1,680
5,100	Alphabet Inc., Cl. A†	6,002,139
1,300	Alphabet Inc., Cl. C†	1,525,303
9,000	Blucora Inc.†	300,420
65,000	comScore Inc.†	1,316,250
60,000	eBay Inc.	2,228,400
7,000	Electronic Arts Inc.†	711,410
39,200	Facebook Inc., Cl. A†	6,534,248
7,000	GrubHub Inc.†	486,290
105,000	Hewlett Packard Enterprise Co.	1,620,150
120,000	Internap Corp.†	595,200
12,000	InterXion Holding NV†	800,760
1,700	Lyft Inc., Cl. A†	133,093
10,000	Microsoft Corp.	1,179,400
7,000	QTS Realty Trust Inc., Cl. A, REIT	314,930

Shares		Market Value

300	Red Violet Inc.†	$2,016
6,000	SoftBank Group Corp.	581,702

		25,972,471

	Consumer Products — 0.7%
2,000	Nintendo Co. Ltd.	569,521
33,000	Nintendo Co. Ltd., ADR	1,183,710

		1,753,231

	Consumer Services — 0.1%
424	Liq Participacoes SA†	106
2,837	Marriott Vacations Worldwide Corp.	265,259
1,357	Modern Times Group MTG AB, Cl. B	17,383

		282,748

	Electronics — 3.9%
2,000	IMAX Corp.†	45,360
5,000	Intel Corp.	268,500
3,440	Koninklijke Philips NV	140,558
35,000	Micro Focus International plc, ADR.	902,650
22,000	Resideo Technologies Inc.†	424,380
200,000	Sony Corp., ADR	8,448,000

		10,229,448

	Entertainment — 5.7%
20,000	Entravision Communications Corp., Cl. A	64,800
79,200	GMM Grammy Public Co. Ltd.†	20,589
5,000	Lions Gate Entertainment Corp., Cl. A	78,200
40,000	Lions Gate Entertainment Corp., Cl. B	604,000
23,000	Live Nation Entertainment Inc.†	1,461,420
8,000	Manchester United plc, Cl. A	153,760
1,357	Nordic Entertainment Group AB, Cl. B†	31,818
17,000	STV Group plc	82,810
2,000	Tencent Music Entertainment Group, Cl. A, ADR†	36,200
43,558	The Walt Disney Co.	4,836,245
56,000	Universal Entertainment Corp.	1,687,630
52,000	Viacom Inc., Cl. A	1,687,400
43,000	Viacom Inc., Cl. B	1,207,010
85,000	Vivendi SA	2,462,870
8,000	World Wrestling Entertainment Inc., Cl. A	694,240

		15,108,992

	Hotels and Gaming — 6.8%
102,000	Boyd Gaming Corp.	2,790,720
1,800	Churchill Downs Inc.	162,468
15,000	Full House Resorts Inc.†	30,300
12,000	Golden Entertainment Inc.†	169,920
4,200	Greek Organization of Football Prognostics SA	43,345
18,427	GVC Holdings plc.	134,162
81,000	International Game Technology plc	1,052,190
24,000	Las Vegas Sands Corp.	1,463,040
180,250	Mandarin Oriental International Ltd.	351,487
31,500	Melco Crown Entertainment Ltd., ADR	711,585
22,000	MGM China Holdings Ltd.	46,018

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Hotels and Gaming (Continued)
72,000	MGM Resorts International	$1,847,520
4,000	Penn National Gaming Inc.†	80,400
70,700	Ryman Hospitality Properties Inc., REIT	5,814,368
27,000	Wynn Resorts Ltd.	3,221,640

		17,919,163

	Publishing — 3.2%
12,000	AH Belo Corp., Cl. A	44,640
20,000	Arnoldo Mondadori Editore SpA†	34,774
974,000	Bangkok Post plc†	61,383
800	Graham Holdings Co., Cl. B	546,544
800	John Wiley & Sons Inc., Cl. B	34,960
11,000	Meredith Corp.	607,860
5,263	Nation International Edutainment Public Co. Ltd.†	323
1,000,000	Nation Multimedia Group Public Co. Ltd.†	6,302
28,000	News Corp., Cl. A	348,320
60,000	News Corp., Cl. B	749,400
6,779	Novus Holdings Ltd.	1,978
1,000	Scholastic Corp.	39,760
247,000	Singapore Press Holdings Ltd.	439,233
600	Spir Communication(a)	1,188
11,000	Telegraaf Media Groep NV†(a)	74,036
76,500	The E.W. Scripps Co., Cl. A	1,606,500
80,000	Tribune Media Co., Cl. A	3,691,200
2,200	Wolters Kluwer NV	149,799

		8,438,200

	Real Estate — 0.9%
4,800	Equinix Inc., REIT	2,175,168
12,000	Outfront Media Inc., REIT	280,800

		2,455,968

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	91,614,978

	TOTAL COMMON STOCKS	249,268,597

	CLOSED-END FUNDS — 3.7%
132,000	Altaba Inc.†	9,783,840

	PREFERRED STOCKS — 0.1%
	DISTRIBUTION COMPANIES — 0.1%
	Telecommunications: Regional — 0.1%
5,500	GCI Liberty Inc., Ser. A, 7.000%	134,915

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Broadcasting — 0.0%
14,000	Media General Inc., CVR†(a)	0

Shares		Market Value

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
600	Malaysian Resources Corp. Bhd, expire 10/29/27†	$37

	Telecommunications — 0.0%
117,647	Jasmine International PCL, expire 07/05/20†	11,492

	TOTAL WARRANTS	11,529

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.6%
$4,268,000	U.S. Treasury Bills,
	2.355% to 2.427%††,
	04/18/19 to 06/27/19	4,247,146

	CONVERTIBLE CORPORATE BONDS — 0.1%
	Distribution Companies — 0.1%
300,000	Gogo Inc., 6.000%, 05/15/22(b)	291,951

	TOTAL INVESTMENTS — 100.0% (Cost $208,236,311)	$263,737,978

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $527,668 or 0.20% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	77.3%	$203,937,075
Europe.	10.4	27,363,683
Japan	6.3	16,690,329
South Africa	2.5	6,439,223
Asia/Pacific	1.8	4,679,495
Latin America.	1.7	4,570,047
Africa/Middle East	0.0 *	58,126

Total Investments	100.0%	$263,737,978

*	Amount represents less than 0.05%.